Investments - Amortization by Expected Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Amortized cost of fixed maturities available-for-sale
Due in one year or less	$ 1,606.3
Due after one year through five years	8,297.6
Due after five years through ten years	11,046.5
Due after ten years	26,355.0
Subtotal	47,305.4
Mortgage-backed and other asset-backed securities	19,798.5
Amortized cost, fixed maturities	67,103.9	$ 68,797.3
Fair value of fixed maturities available-for-sale
Due in one year or less	1,593.4
Due after one year through five years	7,950.4
Due after five years through ten years	10,029.5
Due after ten years	22,016.1
Subtotal	41,589.4
Mortgage-backed and other asset-backed securities	18,041.9
Fair value, fixed maturities	$ 59,631.3	$ 73,896.9